Stock-based compensation - Restricted stock units (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock-based compensation
Stock-based compensation	$ 1,169,000	$ 1,328,000
RSUs
Stock-based compensation
Stock-based compensation	88,000	$ 34,000
Total unrecognized compensation expense	$ 400,000
Estimated weighted average period over which expense is expected to be recognized	1 year 9 months 18 days
Summary of unvested RSUs
Unvested - Beginning of period (in shares)	184,000
Granted (in shares)	12,000
Forfeited (in shares)	(2,000)
Unvested - End of period (in shares)	194,000